SCHEDULE OF SERIES B PREFERRED STOCK (Details) (Parenthetical) - Series B Preferred Stock [Member] - USD ($)	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Class of Stock [Line Items]
Temporary equity shares preferred offering	50,453	422,200
Temporary equity shares preferred offering one	422,200	100,592
Temporary equity shares preferred offering two	5,000	5,000
Accretion of 100,592 Series B issuances	$ 100,592